Supplement Dated December 5, 2025

AUGUSTAR LIFE INSURANCE COMPANY

AuguStar Variable Account A

Supplement to the Prospectus and Updating Summary Prospectus dated May 1, 2025

ONcore Flex	ONcore Lite II	ONcore Premier II	ONcore Ultra	ONcore Wealth Foundation 4	ONcore Xtra
ONcore Flex II	ONcore Lite III	ONcore Select 4	ONcore Ultra II	ONcore Wealth Foundation 7	ONcore Xtra II
ONcore Lite	ONcore Premier	ONcore Select 7	ONcore Value	ONcore Wrap

Supplement to the Prospectus dated May 1, 2019 and Notice Document dated May 1, 2025

Investar Vision/Top Spectrum	Top 1	Top Explorer	Top Plus	Top Tradition

AuguStar Variable Account B

Supplement to the Prospectus dated May 1, 2019 and Notice Document dated May 1, 2025

Top 1	Top Plus	Top Tradition

AuguStar Variable Account D

Supplement to the Prospectus dated May 1, 2019 and Notice Document dated May 1, 2025

Retirement Advantage

AuguStar Variable Account R

Supplement to the Prospectus dated May 1, 2019 and Notice Document dated May 1, 2025

Virtus VUL	Vari-Vest Asset Builder	Vari-Vest I	Vari-Vest III	Vari-Vest V
GP VUL	Vari-Vest Survivor	Vari-Vest II	Vari-Vest IV

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

National Security Variable Account L

Supplement to the Prospectus dated May 1, 2019 and Notice Document dated May 1, 2025

Security Advantage

National Security Variable Account N

Supplement to the Prospectus dated May 1, 2019 and Notice Document dated May 1, 2025

NScore Flex	NScore Lite II	NScore Premier	NScore Value	NScore Xtra II
NScore Lite	NScore Lite III	NScore Premier II	NScore Xtra

The following supplements and amends the above mentioned Prospectuses, Updating Summary Prospectuses, and Notice Documents, as may be previously supplemented. Please read this supplement and retain it for future reference.

Effective on December 5, 2025, the following funds will be renamed and have the following advisor and subadvisor changes. Accordingly, all of the Former Fund Name references in the Prospectuses, Updating Summary Prospectuses and Notice Documents will be replaced with the New Fund Names. All adviser and subadviser changes will be incorporated accordingly. Please note that you may not have all the funds listed below in the product you purchased.

Former Fund Name Former Adviser and Subadviser	New Fund Name New Adviser and Subadviser(s)
AVIP Federated Core Plus Bond Portfolio Adviser: Constellation Investments, Inc. Subadviser: Federated Investment Management Company	AVIP Core Plus Bond Portfolio Adviser: Constellation Investments, Inc.
AVIP Federated High Income Bond Portfolio Adviser: Constellation Investments, Inc. Subadviser: Federated Investment Management Company	AVIP High Income Bond Portfolio Adviser: Constellation Investments, Inc.
Macquarie VIP Asset Strategy Series Adviser: Delaware Management Company Subadviser: Securian Asset Management, Inc.	Nomura VIP Asset Strategy Series Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Austria Kapitalanlage AG
Macquarie VIP Natural Resources Series Adviser: Delaware Management Company Subadviser: Securian Asset Management, Inc.	Nomura VIP Natural Resources Series Adviser: Delaware Management Company Subadviser: Van Eck Associates Corporation, Macquarie Investment Management Global Limited
Macquarie VIP Science and Technology Series Adviser: Delaware Management Company Subadviser: Securian Asset Management, Inc.	Nomura VIP Science and Technology Series Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited